Investments in affiliates and joint ventures	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Investments in affiliates and joint ventures	Investments in affiliates and joint ventures
On October 13, 2021, the Company entered into the Limited Liability Company Agreement with Concessions Fargo Holdings, LLC, S&B USA Concessions – Fargo LP to form Red River Valley Alliance, LLC (“RRVA”). On August 19, 2021, RRVA entered into an agreement with the Metro Flood Diversion Authority to design, construct, finance, operate and maintain a diversion channel and associated infrastructure that will form part of the Fargo-Moorhead Metropolitan Area Flood Risk Management Project. The Company holds 15% interest in the investment and can exercise significant influence over the financial and operational policies of the joint venture through its voting rights, therefore the equity method of accounting is used to account for this investment.
On July 20, 2021, the Company entered into a Joint Venture Agreement with Acciona Construction USA Corp. (“Acciona”), and Shikun and Binui – America Inc. (“SBA”), to form ASN Constructors. The joint venture formalizes the relationship in terms of the participation in the Fargo Moorhead Area Diversion Project for which the ASN Constructors entered into a design and build contract with RRVA for the Fargo project agreement. The agreement was effective August 19, 2021. The Company holds 30% proportional share of interest and cost sharing through the joint venture agreement. The Company can exercise influence over the financial and operational policies of the joint venture through its voting rights, therefore the equity method of accounting is used to account for this investment.
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies
1229181 B.C Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
NAYL Realty Inc.	49%
BNA Remanufacturing Limited Partnership	50%
Dene North Site Services Partnership	49%
Mikisew North American Limited Partnership	49%
ASN Constructors	30%
Red River Valley Alliance LLC	15%
The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2021	December 31, 2020
		Note 22
Balance, beginning of the year	$46,263	$45,015
Investments in affiliates and joint ventures	2,321	2,790
Share of net income	21,860	7,740
Dividends and advances received from affiliates and joint ventures	(11,270)	(8,621)
Other adjustments	(3,200)	(661)
Balance, end of the year	$55,974	$46,263
During the year ended December 31, 2021, the Company invested $1,959 in cash and $362 in property, plant and equipment for the investments in Mikisew North American Limited Partnership and BNA Remanufacturing Limited Partnership, respectively.
The financial information for the Company's share of the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

	December 31, 2021	December 31, 2020
		Note 22
Assets
Current assets	$118,371	$55,887
Non-current assets	42,406	43,020
Total assets	$160,777	$98,907
Liabilities
Current liabilities	$82,926	$27,772
Non-current liabilities	21,877	24,872
Total liabilities	$104,803	$52,644
Net investments in affiliates and joint ventures	$55,974	$46,263
Statements of Operations

Year ended December 31,	2021	2020
Revenue	$332,440	$159,054
Gross profit	33,641	17,220
Income before taxes	25,064	9,113
Net income	21,860	7,740
Related parties
The following table provides the material aggregate outstanding balances with affiliates and joint ventures. Accounts payable and accrued liabilities due to joint ventures and affiliates do not bear interest, are unsecured and without fixed terms of repayment. Accounts receivable from certain joint ventures and affiliates bear interest at various rates, and all other accounts receivable amounts are non-interest bearing.

	December 31, 2021	December 31, 2020
		Note 22
Accounts receivable	$31,050	$3,808
Other assets	2,162	1,432
Accounts payable and accrued liabilities	286	5,296
The Company enters into transactions with a number of its joint ventures and affiliates that involve providing services primarily consisting of subcontractor services, equipment rental revenue, equipment and component sales, and management fees. These transactions were conducted in the normal course of operations, which were established and agreed to as consideration by the related parties. For the years ended December 31, 2021 and 2020, revenue earned from these services was $356,592 and $191,104, respectively. The majority of services provided in the oil sands region are being completed through the Mikisew North American Limited Partnership. This joint venture performs the role of contractor and sub-contracts work to the Company.